Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of Premises and Equipment
Our premises and equipment consisted of the following:

		December 31,
Dollars in millions	Useful life (in years)	2025	2024
Land	Indefinite	$111	$111
Buildings and improvements	15-40	655	644
Leasehold improvements	1-15	575	556
Furniture and equipment	2-15	757	787
Capitalized building leases	1-14 (a)	18	18
Construction in process	N/A	42	24
Total premises and equipment		2,158	2,140
Less: Accumulated depreciation and amortization		(1,530)	(1,526)
Premises and equipment, net		$628	$614

(a)Capitalized building and equipment leases are amortized over the lesser of the useful life of asset or lease term.